Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Financial Assets and Financial Liabilities [Abstract]
Schedule of Cash and Cash Equivalents
	30 June 2023	30 June 2022
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	17,159,764	22,110,278
Total	17,159,764	22,110,278

Schedule of Trade and Other Receivables
	30 June 2023	30 June 2022
	A$	A$
Current

Trade receivables[1]	46,949	217,154
Loss allowance	(27,920)	(8,809)
Accrued income – Australian R&D tax incentive refund[2]	398,391	257,500
Other income receivables – R&D grants[3]	-	197,051
Total	417,420	662,896
[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.
[3]	As at 30 June 2023, the group has no other income receivables of R&D grant from Medical Technology Enterprise Consortium (“MTEC”) (2022: $197,051).

Schedule of Recurring Fair Value Measurements	Financial assets mandatorily measured at FVPL include the following:
	Notes	30 June 2023	30 June 2022
		A$	A$

Current
Ateria share options	8(c)(iii)	221,620	—
Ateria contingent consideration receivable	8(c)(iii)	1,612,414	—
		1,834,034	—
Recurring fair value measurements	Notes	Level 2	Level 3	Total
At 30 June 2023		$	$	$
Financial assets
Ateria share options	10(b)	221,620	-	221,620
Ateria contingent consideration receivable	10(b)	-	1,612,414	1,612,414
Total financial assets		221,620	1,612,414	1,834,034

Schedule of Losses Were Recognised in Profit or Loss	During the year, the following losses were recognised in profit or loss:
	30 June 2023	30 June 2022	30 June 2021
	A$	A$	A$
Fair value gains/(losses) to financial assets – Ateria share options	(523,666)	-	-
Reconciliation	Level 2	Level 3	Total
	$	$	$
Financial assets
Balance at acquisition date	731,844	1,514,613	2,246,457
Fair value gains/(losses) to financial assets	(523,666)	-	(523,666)
Net foreign exchange gains	13,442	97,801	111,243
Balance at 30 June 2023	221,620	1,612,414	1,834,034

Schedule of the Fair Value of the Share Options Were Re-Valued	The model inputs for Ateria share options held as at acquisition date of 25 November 2022 included:
Value date	Expiry date	Exercise price	No. of options	Share price at grant date	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option

2022-11-25	2023-07-31	£2.00	735,000	£1.85	100.00%	0.00%	3.19%	£0.5565

Value date	Expiry date	Exercise price	No. of options	Share price at grant date	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option

2023-06-30	2023-07-31	£2.00	735,000	£1.85	100.00%	0.00%	4.18%	£0.1583

Schedule of Other Current Assets
	30 June 2023	30 June 2022
	A$	A$

Prepayments	158,151	572,400
Total	158,151	572,400

Schedule of Trade and Other Payables
	30 June 2023 A$	30 June 2022 A$

Current
Trade payables	790,919	720,867
Accrued expenses	394,026	411,913
Other payables	7,824	28,113
Total	1,192,769	1,160,893

Schedule of Deferred Income
	30 June 2023 A$	30 June 2022 A$

Current
Deferred grant income	698,195	—
Total	698,195	—